Business Segment and Geographic Information - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Segment	Mar. 31, 2012 JPY (¥) Segment	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Segment Reporting Disclosure [Line Items]
Number of operating segments	2	2
Amortization of long-term prepaid expenses	$ 13,305	¥ 1,091,000	¥ 1,025,000	¥ 1,104,000